Consolidated statement of financial position - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		R$ 14,658,481	R$ 13,301,716	[1]
Restricted cash		7,860	8,024
Marketable securities		3,407,955	2,422,470
Trade receivables		3,330,488	3,769,908
Derivative financial instruments		202,399	1,086,698
Inventories		1,792,714	1,869,059
Receivables from related parties		251,471	235,541
Income tax receivable		888,942	560,789
Other current tax receivable		745,856	1,324,203
Dividend receivable		255,777	161,147
Sectorial financial assets		207,005	148,955
Other financial assets		690	88,961
Other current assets		722,386	560,080
Total current assets before held for sale		26,472,024	25,537,551
Current assets held for sale		2,138,165	40,383
Total current assets		28,610,189	25,577,934
Trade receivables		114,148	157,634
Marketable securities		96,006	19,677,296
Restricted cash		195,392	131,909
Deferred tax assets	[2]	5,609,030	4,474,124
Receivables from related parties		88,620	241,001
Income tax receivable		432,360	434,886
Other non-current tax receivable		1,132,703	1,074,923
Judicial deposits		895,901	814,444
Derivative financial instruments		2,344,400	3,065,054
Sectorial financial assets		341,695	193,378
Other non-current assets		216,694	201,811
Other financial assets		2,423	277
Investments in associates		17,611,369	2,913,943
Investment in joint ventures		11,742,442	11,221,356
Property, plant and equipment		21,239,974	18,948,436
Intangible assets and goodwill		22,650,287	22,121,942
Contract asset		1,052,105	1,118,715
Right-of-use assets		9,513,518	8,012,869
Investment property		15,976,126	14,103,060
Non-current assets		111,255,193	108,907,058
Total assets		139,865,382	134,484,992
Liabilities
Loans, borrowings and debentures		4,882,398	4,542,205
Leases		733,063	550,529
Derivative financial instruments		1,250,520	1,039,357
Trade payables		3,920,273	4,318,362
Employee benefits payables		829,329	659,521
Income tax payables		445,934	204,387
Other taxes payable		673,718	760,041
Dividends payable		549,054	892,006
Concessions payable		250,971	256,759
Related party payables		322,160	387,736
Sectorial financial liabilities		70,013	67,419
Other financial liabilities		476,895	924,562
Other current liabilities		1,516,084	1,195,329
Total current liabilities before held for sale		15,920,412	15,798,213
Liabilities related to assets held for sale		238,393
Total current liabilities		16,158,805	15,798,213
Loans, borrowings and debentures		52,022,256	48,445,011
Leases		4,542,731	2,981,629
Derivative financial instruments		2,164,625	4,251,575
Trade payables		264,252	61,489
Other taxes payable		163,242	153,688
Provision for legal proceedings		1,714,403	1,801,186
Concessions payable		3,314,402	3,094,651
Related party payables		1,078
Post-employment benefits		617,647	575,840
Deferred tax liabilities		5,225,433	5,469,368
Sectorial financial liabilities		1,740,685	1,549,197
Deferred income		19,129	624,801
Other financial liabilities			29,985
Other non-current liabilities		935,514	1,478,960
Non-current liabilities		72,725,397	70,517,380
Total liabilities		88,884,202	86,315,593
Shareholders' equity
Share capital		8,682,544	8,402,544
Treasury shares		(93,917)	(107,140)
Additional paid-in capital		2,561,964	2,319,928
Accumulated other comprehensive income		314,325	567,546
Retained earnings		9,490,391	9,470,289
Equity attributable to:
Owners of the Company		20,955,307	20,653,167
Non-controlling interests		30,025,873	27,516,232
Total shareholders' equity		50,981,180	48,169,399
Total liabilities and shareholders' equity		R$ 139,865,382	R$ 134,484,992

[1]	Amounts after the reclassification of the discontinued operation.
[2]	Total amount of the balance of deferred income tax and social contribution consolidated assets, R$1,869,877 corresponds to the balance of the subsidiary Rumo S.A.